Loans and Borrowings - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	$ 418,057	$ 59,250
New loans and borrowings, net of transaction costs	14,889	401,495
Principal and interest payments	(35,247)	(71,033)
Interest costs, including interest capitalized	28,282	26,666
Foreign exchange gain	252	328
Loss on debt modification	0	1,351
Balance, end of year	426,233	418,057
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of transaction costs		392,006
Equipment Finance Loans
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of transaction costs	$ 14,889	$ 9,489